Other current and non-current assets - Summary of Other non-current assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other non-current receivables [abstract]
Prepaid expenses	€ 636	€ 724
Total non-current assets	€ 636	€ 724